Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Compensation Cost (Detail)	12 Months Ended
Dec. 31, 2017 SEK (kr) shares
Disclosure of key management personnel compensation [Line Items]
Number of synthetic shares	1,827,600
Long-term variable compensation program [member]
Disclosure of key management personnel compensation [Line Items]
Number of synthetic shares	14,100,000
Total compensation cost | kr	kr 170.0
Executive performance plan [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [Line Items]
Number of synthetic shares	2,300,000
Total compensation cost | kr	kr 31.4
Key contributor plan [member] | Long-term variable compensation program [member]
Disclosure of key management personnel compensation [Line Items]
Number of synthetic shares	11,800,000
Total compensation cost | kr	kr 138.6